Nature of Operations and Basis of Preparation	12 Months Ended
Dec. 31, 2012
Nature of Operations and Basis of Preparation
2.	Nature of Operations and Basis of Preparation

(a) Nature of Operations

The Company owns and charters out containerships. All vessels are time chartered to CMA CGM S.A. (“CMA CGM”) for remaining terms as at December 31, 2012 ranging from 0.4 to 13.0 years (see note 11).

The following table provides information about the 17 vessels chartered to CMA CGM and which are reflected in these consolidated financial statements.

Vessel Name	Capacity in TEUs (1)	Year Built	Purchase Date by GSL(2)	Remaining Charter Duration (years) (3)	Daily Charter Rate
Ville d’Orion (4)	4,113	1997	December 2007	0.4	$9.962
Ville d’Aquarius (5)	4,113	1996	December 2007	0.4	$9.962
CMA CGM Matisse	2,262	1999	December 2007	4.0	$18.465
CMA CGM Utrillo	2,262	1999	December 2007	4.0	$18.465
Delmas Keta	2,207	2003	December 2007	5.0	$18.465
Julie Delmas	2,207	2002	December 2007	5.0	$18.465
Kumasi	2,207	2002	December 2007	5.0	$18.465
Marie Delmas	2,207	2002	December 2007	5.0	$18.465
CMA CGM La Tour	2,272	2001	December 2007	4.0	$18.465
CMA CGM Manet	2,272	2001	December 2007	4.0	$18.465
CMA CGM Alcazar	5,089	2007	January 2008	8.0	$33.750
CMA CGM Château d’lf	5,089	2007	January 2008	8.0	$33.750
CMA CGM Thalassa	11,040	2008	December 2008	13.0	$47.200
CMA CGM Jamaica	4,298	2006	December 2008	10.0	$25.350
CMA CGM Sambhar	4,045	2006	December 2008	10.0	$25.350
CMA CGM America	4,045	2006	December 2008	10.0	$25.350
CMA CGM Berlioz	6,621	2001	August 2009	8.7	$34.000

(1)	Twenty-foot Equivalent Units.
(2)	Purchase dates of vessels related to the Company’s time charter business.
(3)	As at December 31, 2012. Plus or minus 90 days, other than Ville d’Orion and Ville d’Aquarius, at charterer’s option.
(4)	A new charter commenced on September 21, 2012 and will expire on May 23, 2013 plus or minus 22 days at charterer’s option.
(5)	A new charter commenced on September 20, 2012 and will expire on May 23, 2013 plus or minus 22 days at charterer’s option.

Segment Information

The activity of the Company currently consists solely of the ownership and provision of vessels for container shipping under time charters.

(b) Basis of Preparation

(i)	Counterparty risk

All of the Company’s vessels are chartered to CMA CGM and payments to the Company under the charters are currently its sole source of operating revenue. The Company is consequently highly dependent on the performance by CMA CGM of its obligations under the charters. The container shipping industry is volatile and is currently experiencing a cyclical downturn and many container shipping companies have reported losses.

On February 12, 2013 CMA CGM announced it had finalised its financial restructuring as it had reached agreement with its banks regarding its debt restructuring including a new covenant package taking into account the volatile nature of the container shipping industry. A further part of the restructuring is agreement with the French Fonds Strategique d’Investissement to invest $150 million in bonds redeemable for shares and a further investment by the Yildrim Group of $100 million, also for bonds redeemable for shares.

If CMA CGM ceases doing business or fails to perform its obligations under the charters, the Company’s business, financial position and results of operations would be materially adversely affected as it is probable that, even if the Company was able to find replacement charters, such replacement charters would be at significantly lower daily rates and shorter durations. If such events occur, there would be significant uncertainty about the Company’s ability to continue as a going concern.

The Company has experienced continued delays in receiving charterhire from CMA CGM, where between one and three instalments have been outstanding. Under the charter contracts charterhire is due to be paid every 15 days in advance on the 1st and 16th of each month. As at December 31, 2012, two periods of charterhire, due on December 1 and December 16, 2012, were outstanding amounting to $12,164. This was received in January 2013. As at close of business on April 11, 2013, the latest practicable date prior to the issuance of these consolidated financial statements, one period of charterhire, due on April 1, 2013, was outstanding amounting to $5,886.

These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, nor to the amounts and classification of liabilities that may be necessary should the Company be unable to continue as a going concern.

(ii)	Credit Facility

A further consequence of the current cyclical downturn is that there have been declines in charter free market values of containerships. Under the terms of the Company’s credit facility, the Leverage Ratio, being the ratio of outstanding drawings under the credit facility and the aggregate charter free market value of the secured vessels which are under charter, cannot exceed 75%. On November 30, 2011, due to the declines in market values, the Company agreed with its lenders a waiver of the requirement to perform the Leverage Ratio test until November 30, 2012.

As the Company anticipated, due to continuing poor industry conditions, that the Leverage Ratio as at November 30, 2012 would, if tested, exceed 75%, it agreed with its lenders on November 13, 2012, a further waiver for two years of the requirement to perform the Leverage Ratio test. The next scheduled test will be as at December 1, 2014. As a result of the waiver, debt cannot be accelerated for the Leverage Ratio during the waiver period and debt estimated to be payable after one year is classified as non-current in the consolidated balance sheet and the consolidated financial statements have been prepared assuming that the Company will continue as a going concern.